Earnings (Loss) Per Share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to Xcel Brands, Inc. stockholders	$ (7,899)		$ (9,213)		$ (14,684)		$ (15,312)		$ (22,395)	$ (21,052)
Basic weighted average number of shares outstanding	3,918,993	[1]	2,352,135	[1]	2,904,399	[1]	2,246,569	[1]	2,275,332	1,971,072
Diluted weighted average number of shares outstanding	3,918,993	[1]	2,352,135	[1]	2,904,399	[1]	2,246,569	[1]	2,275,332	1,971,072
Basic earnings (loss) per share	$ (2.02)	[1]	$ (3.92)	[1]	$ (5.06)	[1]	$ (6.82)	[1]	$ (9.84)	$ (10.68)
Diluted earnings (loss) per share	$ (2.02)	[1]	$ (3.92)	[1]	$ (5.06)	[1]	$ (6.82)	[1]	$ (9.84)	$ (10.68)

[1]	Amounts presented for 2024, including the weighted average number of shares outstanding and the resulting loss per share information have been retroactively adjusted in order to give effect to the Company’s March 24, 2025 1-for-10 reverse stock split. See Note 1 and Note 7.